Note 11 - Other Assets	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Other Assets Disclosure [Text Block]
NOTE 11. OTHER ASSETS

Other assets consist of the following:

	December 31, 2012	September 30, 2012
Pre-paid expenses	$727,000	$520,000
Deposits	308,000	304,000
Investments in unaffiliated entity	157,000	157,000
Total	$1,192,000	$981,000

NOTE 11. OTHER ASSETS

Other assets as of September 30, 2012 and 2011 respectively, consist of the following:

	September 30,
	2012	2011
Prepaid expenses	$520,000	$680,000
Deposits	304,000	88,000
Investments in unaffiliated entity	157,000	157,000
Deferred financing costs	-	26,000
Total	$981,000	$951,000